Financial instruments: classification - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Fair value of liabilities
Carrying value, Financial liabilities	£ 731,973	£ 755,667
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	14,394	20,606
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	467,214	431,739
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	7,119	5,545
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	8,696	9,962
Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,906	2,655
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	5,900	4,400
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	388,100	371,700
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	7,100	5,500
Items where fair values approximates carrying value | Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,900	2,700
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	8,500	16,200
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	79,100	60,000
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	44,200	43,400
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	8,000	9,200
Fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	8,500	16,200
Fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	3,700	11,300
Fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	4,800	4,900
Fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	79,100	60,100
Fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	20,700	10,100
Fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	58,400	50,000
Fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	45,300	44,600
Fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	34,900	34,700
Fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	10,400	9,900
Fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	8,500	9,800
Fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	8,400	9,700
Fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100